Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Europe Fund - Fidelity Europe Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786